Schedule of Investments (unaudited)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Omnicom Group Inc./Omnicom Capital Inc., 3.63%, 05/01/22	$277	$287,833
WPP Finance 2010, 3.63%, 09/07/22	100	104,893
		392,726
Aerospace & Defense — 1.2%
Boeing Co. (The), 2.80%, 03/01/23 (Call 02/01/23)	100	103,902
General Dynamics Corp., 2.25%, 11/15/22 (Call 08/15/22)	183	188,494
Lockheed Martin Corp., 3.10%, 01/15/23 (Call 11/15/22)(a)	100	104,957
Northrop Grumman Corp., 2.55%, 10/15/22 (Call 09/15/22)(a)	250	259,005
Raytheon Technologies Corp., 2.50%, 12/15/22 (Call 09/15/22)	190	196,581
		852,939
Agriculture — 1.1%
Altria Group Inc., 2.85%, 08/09/22	339	351,509
BAT Capital Corp., 2.76%, 08/15/22 (Call 07/15/22)(a)	15	15,484
Bunge Ltd. Finance Corp., 3.00%, 09/25/22 (Call 08/25/22)	34	35,259
Philip Morris International Inc.
2.38%, 08/17/22 (Call 07/17/22)	10	10,305
2.50%, 08/22/22	175	180,992
2.50%, 11/02/22 (Call 10/02/22)	79	81,881
2.63%, 03/06/23	100	104,761
		780,191
Airlines — 0.1%
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 04/19/22	8	7,961
Southwest Airlines Co., 2.75%, 11/16/22 (Call 10/16/22)	75	77,220
		85,181
Apparel — 0.3%
Tapestry Inc., 3.00%, 07/15/22 (Call 06/15/22)	60	61,386
VF Corp., 2.05%, 04/23/22	150	153,132
		214,518
Auto Manufacturers — 3.7%
American Honda Finance Corp.
1.95%, 05/20/22	15	15,319
2.05%, 01/10/23	140	144,564
2.20%, 06/27/22	183	187,820
2.60%, 11/16/22	65	67,646
General Motors Financial Co. Inc.
3.15%, 06/30/22 (Call 05/30/22)	135	139,502
3.25%, 01/05/23 (Call 12/05/22)	150	156,944
3.45%, 04/10/22 (Call 02/10/22)	210	216,260
3.55%, 07/08/22	150	156,110
5.20%, 03/20/23	240	262,435
PACCAR Financial Corp.
2.00%, 09/26/22	24	24,679
2.30%, 08/10/22	15	15,462
Toyota Motor Credit Corp.
0.35%, 10/14/22	200	200,214
0.45%, 07/22/22	200	200,476
2.63%, 01/10/23	245	255,814
2.70%, 01/11/23	100	104,563
2.80%, 07/13/22	250	259,073
2.90%, 03/30/23	300	316,494
		2,723,375
Banks — 28.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.05%, 11/21/22	250	258,180
2.63%, 11/09/22	240	250,226

Security	Par (000)	Value

Banks (continued)
Banco Santander SA
3.13%, 02/23/23	$210	$220,807
3.50%, 04/11/22	210	217,663
Bank of America Corp.
2.50%, 10/21/22 (Call 10/21/21)	384	390,144
3.30%, 01/11/23	650	687,381
Bank of Montreal, 2.55%, 11/06/22 (Call 10/06/22)	390	404,832
Bank of New York Mellon Corp. (The)
1.85%, 01/27/23 (Call 01/02/23)	104	107,117
1.95%, 08/23/22(a)	148	151,955
2.95%, 01/29/23 (Call 12/29/22)	141	148,039
Bank of Nova Scotia (The)
1.95%, 02/01/23	154	158,919
2.00%, 11/15/22	275	283,467
2.38%, 01/18/23	62	64,443
2.45%, 09/19/22	165	171,150
Barclays Bank PLC, 1.70%, 05/12/22 (Call 04/12/22)	200	203,334
Barclays PLC, 3.68%, 01/10/23 (Call 01/10/22)	280	288,008
BNP Paribas SA, 3.25%, 03/03/23	175	185,867
Canadian Imperial Bank of Commerce, 2.55%, 06/16/22(a)	173	178,505
Citigroup Inc.
2.70%, 10/27/22 (Call 09/27/22)	251	260,546
2.75%, 04/25/22 (Call 03/25/22)	334	343,192
3.38%, 03/01/23(a)	75	79,523
4.05%, 07/30/22	140	147,503
Citizens Bank N.A./Providence RI, 3.70%, 03/29/23 (Call 02/28/23)	250	266,775
Cooperatieve Rabobank UA, 3.95%, 11/09/22	365	386,853
Credit Suisse AG/New York NY, 2.80%, 04/08/22	250	257,500
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	295	310,679
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	280	297,170
Discover Bank, 3.35%, 02/06/23 (Call 01/06/23)	250	263,562
Fifth Third Bancorp., 2.60%, 06/15/22 (Call 05/15/22)	185	190,359
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	300	300,072
3.00%, 04/26/22 (Call 04/26/21)	512	515,159
3.20%, 02/23/23 (Call 01/23/23)	143	150,705
3.63%, 01/22/23	500	531,200
Huntington National Bank (The), 1.80%, 02/03/23 (Call 01/03/23)(a)	250	256,655
JPMorgan Chase & Co.
2.97%, 01/15/23 (Call 01/15/22)	256	262,472
3.20%, 01/25/23	343	362,400
3.25%, 09/23/22	480	503,414
KeyBank N.A./Cleveland OH, 1.25%, 03/10/23	265	269,887
Manufacturers & Traders Trust Co., 2.50%, 05/18/22 (Call 04/18/22)	250	256,737
Mitsubishi UFJ Financial Group Inc.
2.62%, 07/18/22	260	268,624
2.67%, 07/25/22	351	363,018
3.46%, 03/02/23	250	265,612
Mizuho Financial Group Inc., 2.60%, 09/11/22	270	279,747
Morgan Stanley
2.75%, 05/19/22	464	478,458
3.13%, 01/23/23	233	245,538
3.75%, 02/25/23	495	528,526
4.88%, 11/01/22	410	440,984
MUFG Americas Holdings Corp., 3.50%, 06/18/22	191	199,131
National Australia Bank Ltd./New York, 3.00%, 01/20/23	250	263,292
National Bank of Canada, 2.10%, 02/01/23	275	284,039

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Natwest Group PLC, 6.13%, 12/15/22	$300	$327,912
PNC Bank N.A., 2.70%, 11/01/22 (Call 10/01/22)	280	290,993
PNC Financial Services Group Inc. (The), 2.85%, 11/09/22(b)	175	182,683
Royal Bank of Canada
1.95%, 01/17/23	133	137,265
2.80%, 04/29/22	200	206,274
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	225	235,885
Santander UK Group Holdings PLC, 3.57%, 01/10/23 (Call 01/10/22)	200	205,700
Santander UK PLC, 2.10%, 01/13/23	200	206,578
Sumitomo Mitsui Financial Group Inc.
2.78%, 07/12/22	337	348,808
2.78%, 10/18/22	250	260,160
3.10%, 01/17/23	300	315,738
Synchrony Bank, 3.00%, 06/15/22 (Call 05/15/22)	250	257,815
Toronto-Dominion Bank (The), 1.90%, 12/01/22	190	195,683
Truist Bank
1.25%, 03/09/23 (Call 02/09/23)	250	254,687
2.45%, 08/01/22 (Call 07/01/22)	212	218,564
2.80%, 05/17/22 (Call 04/17/22)	220	226,719
Truist Financial Corp.
2.20%, 03/16/23 (Call 02/13/23)	170	176,382
2.75%, 04/01/22 (Call 03/01/22)	200	205,326
3.05%, 06/20/22 (Call 05/20/22)	210	217,589
U.S. Bancorp., 2.95%, 07/15/22 (Call 06/15/22)	280	290,301
U.S. Bank N.A./Cincinnati OH, 1.95%, 01/09/23 (Call 12/09/22)	250	257,765
Wells Fargo & Co.
2.63%, 07/22/22	616	636,956
3.07%, 01/24/23 (Call 01/24/22)	492	505,210
Series M, 3.45%, 02/13/23	310	328,349
Westpac Banking Corp.
2.00%, 01/13/23	108	111,615
2.50%, 06/28/22	223	230,105
2.75%, 01/11/23	150	157,256
		21,187,687
Beverages — 1.5%
Constellation Brands Inc.
2.65%, 11/07/22 (Call 10/07/22)	200	207,318
2.70%, 05/09/22 (Call 04/09/22)	6	6,158
3.20%, 02/15/23 (Call 01/15/23)	108	113,682
Diageo Investment Corp., 2.88%, 05/11/22	231	238,341
Molson Coors Beverage Co., 3.50%, 05/01/22(a)	111	115,164
PepsiCo Inc.
2.75%, 03/01/23	200	210,186
3.10%, 07/17/22 (Call 05/17/22)	225	233,201
		1,124,050
Biotechnology — 1.3%
Amgen Inc.
2.65%, 05/11/22 (Call 04/11/22)	209	214,934
3.63%, 05/15/22 (Call 02/15/22)	261	269,832
Biogen Inc., 3.63%, 09/15/22	221	232,543
Gilead Sciences Inc., 3.25%, 09/01/22 (Call 07/01/22)	210	218,505
		935,814
Building Materials — 0.1%
Carrier Global Corp., 1.92%, 02/15/23 (Call 01/15/23)	100	102,824

Chemicals — 1.1%
Air Products and Chemicals Inc., 2.75%, 02/03/23	15	15,708
Celanese U.S. Holdings LLC, 4.63%, 11/15/22	100	106,890

Security	Par (000)	Value

Chemicals (continued)
Eastman Chemical Co., 3.60%, 08/15/22 (Call 05/15/22)	$135	$140,438
Ecolab Inc., 2.38%, 08/10/22 (Call 07/10/22)	181	186,396
Huntsman International LLC, 5.13%, 11/15/22 (Call 08/15/22)	50	53,156
Linde Inc./CT
2.20%, 08/15/22 (Call 05/15/22)	140	143,385
2.70%, 02/21/23 (Call 11/21/22)	8	8,337
Mosaic Co. (The), 3.25%, 11/15/22 (Call 10/15/22)	9	9,392
NewMarket Corp., 4.10%, 12/15/22	58	61,631
Nutrien Ltd., 3.15%, 10/01/22 (Call 07/01/22)	85	88,195
PPG Industries Inc., 3.20%, 03/15/23 (Call 02/15/23)	15	15,836
RPM International Inc., 3.45%, 11/15/22 (Call 08/15/22)	15	15,553
		844,917
Commercial Services — 0.9%
Block Financial LLC, 5.50%, 11/01/22 (Call 05/01/22)	75	79,410
Equifax Inc., 3.30%, 12/15/22 (Call 09/15/22)	94	98,272
Moody’s Corp., 2.63%, 01/15/23 (Call 12/15/22)	150	156,147
PayPal Holdings Inc., 2.20%, 09/26/22	225	231,824
RELX Capital Inc., 3.50%, 03/16/23 (Call 02/16/23)	25	26,518
Verisk Analytics Inc., 4.13%, 09/12/22	55	58,056
		650,227
Computers — 2.6%
Apple Inc.
1.70%, 09/11/22	150	153,543
2.30%, 05/11/22 (Call 04/11/22)	198	202,865
2.40%, 01/13/23 (Call 12/13/22)	15	15,598
2.70%, 05/13/22	150	154,725
2.85%, 02/23/23 (Call 12/23/22)	283	296,745
Hewlett Packard Enterprise Co., 4.40%, 10/15/22 (Call 08/15/22)	193	204,443
HP Inc., 4.05%, 09/15/22	100	105,699
IBM Credit LLC, 3.00%, 02/06/23	200	210,552
International Business Machines Corp.
1.88%, 08/01/22	340	348,286
2.85%, 05/13/22	200	206,666
		1,899,122
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 1.95%, 02/01/23	165	170,557
Procter & Gamble Co. (The), 2.15%, 08/11/22(a)	15	15,443
Unilever Capital Corp., 3.13%, 03/22/23 (Call 02/22/23)	150	158,803
		344,803
Diversified Financial Services — 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.50%, 05/26/22 (Call 04/26/22)	255	263,270
Air Lease Corp., 2.75%, 01/15/23 (Call 12/15/22)	232	240,665
Ally Financial Inc., 4.63%, 05/19/22	10	10,514
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	225	231,966
2.65%, 12/02/22	215	223,897
2.75%, 05/20/22 (Call 04/20/22)	245	252,257
3.40%, 02/27/23 (Call 01/27/23)(a)	203	215,143
Capital One Bank USA N.A., 3.38%, 02/15/23	315	332,671
Capital One Financial Corp., 3.20%, 01/30/23 (Call 12/30/22)	65	68,407
Charles Schwab Corp. (The), 2.65%, 01/25/23 (Call 12/25/22)	150	156,759
CME Group Inc., 3.00%, 09/15/22	151	157,549
Discover Financial Services
3.85%, 11/21/22	190	201,402
5.20%, 04/27/22	10	10,563
Intercontinental Exchange Inc., 2.35%, 09/15/22 (Call 08/15/22)	156	160,811
International Lease Finance Corp., 5.88%, 08/15/22	185	199,145

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Invesco Finance PLC, 3.13%, 11/30/22	$100	$104,986
Jefferies Group LLC, 5.13%, 01/20/23	85	92,468
Nasdaq Inc., 0.45%, 12/21/22 (Call 12/21/21)	15	15,010
ORIX Corp., 2.90%, 07/18/22	132	136,411
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	113	116,356
2.80%, 12/14/22 (Call 10/14/22)	330	344,494
		3,534,744
Electric — 5.3%
Ameren Illinois Co., 2.70%, 09/01/22 (Call 06/01/22)(a)	110	113,521
American Electric Power Co. Inc., Series F, 2.95%, 12/15/22 (Call 09/15/22)	110	114,347
Berkshire Hathaway Energy Co., 2.80%, 01/15/23 (Call 12/15/22)	10	10,465
CenterPoint Energy Inc., 2.50%, 09/01/22 (Call 08/01/22)	80	82,523
Dominion Energy Inc., Series B, 2.75%, 09/15/22 (Call 06/15/22)	75	77,304
DTE Energy Co.
Series B, 2.60%, 06/15/22	15	15,439
Series B, 3.30%, 06/15/22 (Call 04/15/22)	168	173,692
Duke Energy Carolinas LLC, 3.05%, 03/15/23 (Call 02/15/23)	140	147,781
Duke Energy Corp., 3.05%, 08/15/22 (Call 05/15/22)	195	201,601
Duke Energy Progress LLC, 2.80%, 05/15/22 (Call 02/15/22)	175	179,513
Edison International
2.40%, 09/15/22 (Call 08/15/22)	5	5,116
2.95%, 03/15/23 (Call 01/15/23)	93	96,741
3.13%, 11/15/22 (Call 10/15/22)	55	57,080
Entergy Corp., 4.00%, 07/15/22 (Call 05/15/22)	145	151,702
Evergy Metro Inc., 3.15%, 03/15/23 (Call 12/15/22)	58	60,969
Exelon Corp., 3.50%, 06/01/22 (Call 05/01/22)	146	151,517
Exelon Generation Co. LLC, 4.25%, 06/15/22 (Call 03/15/22)	265	275,953
Georgia Power Co., 2.85%, 05/15/22	99	102,140
ITC Holdings Corp., 2.70%, 11/15/22 (Call 10/15/22)	200	207,640
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (Call 03/25/22)	11	11,266
2.70%, 02/15/23 (Call 12/15/22)	110	114,709
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	100	102,476
2.80%, 01/15/23 (Call 12/15/22)	10	10,463
2.90%, 04/01/22	200	205,988
Northern States Power Co./MN, 2.15%, 08/15/22 (Call 02/15/22)	10	10,194
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22 (Call 03/01/22)	90	93,485
7.00%, 09/01/22(a)	84	92,615
Pacific Gas & Electric Co., 1.75%, 06/16/22 (Call 06/16/21)	400	401,108
PPL Capital Funding Inc.
3.50%, 12/01/22 (Call 09/01/22)	110	115,239
4.20%, 06/15/22 (Call 03/15/22)	11	11,454
Public Service Enterprise Group Inc., 2.65%, 11/15/22 (Call 10/15/22)	200	207,668
Puget Energy Inc., 5.63%, 07/15/22 (Call 04/15/22)	51	53,951
Sempra Energy, 2.88%, 10/01/22 (Call 07/01/22)	112	115,829
Virginia Electric & Power Co., Series C, 2.75%, 03/15/23 (Call 12/15/22)	130	135,794
		3,907,283
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.63%, 02/15/23 (Call 11/15/22)	15	15,606

Security	Par (000)	Value

Electronics — 1.0%
Agilent Technologies Inc., 3.20%, 10/01/22 (Call 07/01/22)	$75	$77,907
Arrow Electronics Inc., 3.50%, 04/01/22 (Call 02/01/22)	100	102,756
Avnet Inc., 4.88%, 12/01/22	33	35,337
Flex Ltd., 5.00%, 02/15/23	75	81,080
Honeywell International Inc., 0.48%, 08/19/22 (Call 08/19/21)	300	300,405
Jabil Inc., 4.70%, 09/15/22	74	78,853
Roper Technologies Inc., 3.13%, 11/15/22 (Call 08/15/22)	25	26,050
		702,388
Environmental Control — 0.2%
Waste Management Inc., 2.90%, 09/15/22 (Call 06/15/22)(a)	156	161,437

Food — 1.1%
Campbell Soup Co., 3.65%, 03/15/23 (Call 02/15/23)	125	133,134
Conagra Brands Inc., 3.20%, 01/25/23 (Call 10/25/22)	77	80,744
Flowers Foods Inc., 4.38%, 04/01/22 (Call 01/01/22)	75	77,360
General Mills Inc., 2.60%, 10/12/22 (Call 09/12/22)	45	46,630
Kroger Co. (The)
2.80%, 08/01/22 (Call 07/01/22)	160	165,515
3.40%, 04/15/22 (Call 01/15/22)	8	8,233
McCormick & Co. Inc./MD, 2.70%, 08/15/22 (Call 07/15/22)(a)	10	10,331
Sysco Corp., 2.60%, 06/12/22	50	51,481
Tyson Foods Inc., 4.50%, 06/15/22 (Call 03/15/22)	216	225,750
		799,178
Gas — 0.1%
National Fuel Gas Co., 3.75%, 03/01/23 (Call 12/01/22)	100	105,097

Health Care - Products — 0.4%
Boston Scientific Corp., 3.38%, 05/15/22	50	51,878
Zimmer Biomet Holdings Inc.
3.15%, 04/01/22 (Call 02/01/22)	250	256,732
3.70%, 03/19/23 (Call 02/19/23)	10	10,635
		319,245
Health Care - Services — 1.9%
Aetna Inc., 2.75%, 11/15/22 (Call 08/15/22)	190	196,848
Anthem Inc., 3.30%, 01/15/23	385	406,314
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	24	25,048
3.15%, 12/01/22 (Call 09/01/22)	165	172,040
Laboratory Corp. of America Holdings, 3.75%, 08/23/22 (Call 05/23/22)	130	135,648
UnitedHealth Group Inc.
2.38%, 10/15/22	9	9,319
2.75%, 02/15/23 (Call 11/15/22)	260	271,406
2.88%, 03/15/23	205	215,912
		1,432,535
Holding Companies - Diversified — 0.2%
Ares Capital Corp., 3.50%, 02/10/23 (Call 01/10/23)	108	113,494
FS KKR Capital Corp., 4.75%, 05/15/22 (Call 04/15/22)	36	37,341
		150,835
Home Builders — 0.3%
DR Horton Inc.
4.38%, 09/15/22 (Call 06/15/22)	10	10,524
4.75%, 02/15/23 (Call 11/15/22)	25	26,836
Lennar Corp., 4.75%, 11/15/22 (Call 08/15/22)	100	106,034
NVR Inc., 3.95%, 09/15/22 (Call 06/15/22)	104	108,947
		252,341
Household Products & Wares — 0.5%
Church & Dwight Co. Inc., 2.88%, 10/01/22	125	130,113

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Clorox Co. (The), 3.05%, 09/15/22 (Call 06/15/22)	$193	$200,021
		330,134
Insurance — 1.9%
Alleghany Corp., 4.95%, 06/27/22	15	15,901
American International Group Inc., 4.88%, 06/01/22	250	264,473
Assurant Inc., 4.00%, 03/15/23	15	16,058
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	130	134,642
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	255	267,097
3.00%, 02/11/23	125	131,744
Chubb INA Holdings Inc.
2.70%, 03/13/23	115	120,714
2.88%, 11/03/22 (Call 09/03/22)(a)	125	130,049
Fidelity National Financial Inc., 5.50%, 09/01/22	50	53,782
Markel Corp., 4.90%, 07/01/22	15	15,909
Marsh & McLennan Companies Inc., 3.30%, 03/14/23 (Call 01/14/23)	8	8,446
MetLife Inc., 3.05%, 12/15/22	96	100,670
Primerica Inc., 4.75%, 07/15/22	100	105,924
Principal Financial Group Inc., 3.30%, 09/15/22	15	15,698
		1,381,107
Internet — 1.3%
Amazon.com Inc.
2.40%, 02/22/23 (Call 01/22/23)	105	109,425
2.50%, 11/29/22 (Call 08/29/22)	151	156,356
Baidu Inc., 3.50%, 11/28/22	200	209,014
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	200	205,282
2.75%, 01/30/23 (Call 12/30/22)	116	120,980
TD Ameritrade Holding Corp., 2.95%, 04/01/22 (Call 02/01/22)	125	128,317
		929,374
Iron & Steel — 0.2%
Nucor Corp., 4.13%, 09/15/22 (Call 06/15/22)	135	141,812

Machinery — 2.7%
ABB Finance USA Inc., 2.88%, 05/08/22	260	268,369
Caterpillar Financial Services Corp.
1.95%, 11/18/22	209	215,088
2.40%, 06/06/22	30	30,846
2.55%, 11/29/22	100	104,076
Caterpillar Inc., 2.60%, 06/26/22 (Call 03/26/22)	299	306,936
CNH Industrial Capital LLC, 4.38%, 04/05/22	11	11,471
Deere & Co., 2.60%, 06/08/22 (Call 03/08/22)	211	216,469
Flowserve Corp., 3.50%, 09/15/22 (Call 06/15/22)	75	77,591
John Deere Capital Corp.
0.55%, 07/05/22(a)	200	200,878
2.15%, 09/08/22	96	98,910
2.80%, 01/27/23	50	52,483
2.80%, 03/06/23	374	393,658
		1,976,775
Manufacturing — 1.1%
3M Co., 2.00%, 06/26/22	300	307,383
Carlisle Companies Inc., 3.75%, 11/15/22 (Call 08/15/22)	15	15,689
Eaton Corp., 2.75%, 11/02/22	268	279,082
General Electric Co., 2.70%, 10/09/22	182	189,018
		791,172

Security	Par (000)	Value

Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.46%, 07/23/22 (Call 05/23/22)	$440	$462,167
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	185	215,214
Discovery Communications LLC, 2.95%, 03/20/23 (Call 02/20/23)	34	35,738
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	134	156,022
TWDC Enterprises 18 Corp., 2.35%, 12/01/22	147	152,427
Walt Disney Co. (The)
1.65%, 09/01/22	15	15,313
3.00%, 09/15/22	175	182,399
		1,219,280
Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp., 2.50%, 01/15/23 (Call 10/15/22)	225	233,449

Mining — 0.1%
Newmont Corp., 3.70%, 03/15/23 (Call 12/15/22)	24	25,297
Southern Copper Corp., 3.50%, 11/08/22	50	52,551
		77,848
Oil & Gas — 3.3%
BP Capital Markets America Inc., 3.25%, 05/06/22	243	251,821
BP Capital Markets PLC, 2.50%, 11/06/22	190	197,104
Canadian Natural Resources Ltd., 2.95%, 01/15/23 (Call 12/15/22)	158	164,841
Chevron Corp., 2.36%, 12/05/22 (Call 09/05/22)	360	371,841
EOG Resources Inc., 2.63%, 03/15/23 (Call 12/15/22)	210	218,871
Exxon Mobil Corp., 2.73%, 03/01/23 (Call 01/01/23)	245	256,081
Husky Energy Inc., 3.95%, 04/15/22 (Call 01/15/22)	75	77,135
Marathon Oil Corp., 2.80%, 11/01/22 (Call 08/01/22)	46	47,193
Phillips 66, 4.30%, 04/01/22	343	358,137
Shell International Finance BV
2.25%, 01/06/23	35	36,310
2.38%, 08/21/22	297	306,525
Total Capital International SA, 2.70%, 01/25/23	169	176,870
		2,462,729
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., 2.77%, 12/15/22 (Call 11/15/22)	115	119,807
TechnipFMC PLC, 3.45%, 10/01/22 (Call 07/01/22)	75	77,274
		197,081
Packaging & Containers — 0.1%
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	79,608

Pharmaceuticals — 7.7%
AbbVie Inc.
2.30%, 11/21/22	292	301,686
2.90%, 11/06/22	520	542,459
3.20%, 11/06/22 (Call 09/06/22)	173	180,513
3.25%, 10/01/22 (Call 07/01/22)	295	306,617
AstraZeneca PLC, 2.38%, 06/12/22 (Call 05/12/22)	25	25,647
Becton Dickinson and Co., 2.89%, 06/06/22 (Call 05/06/22)	269	277,371
Bristol-Myers Squibb Co.
2.00%, 08/01/22	209	214,229
3.25%, 08/15/22	212	221,434
3.25%, 02/20/23 (Call 01/20/23)(a)	138	145,905
3.55%, 08/15/22	242	253,795
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	200	205,512
3.20%, 03/15/23	60	63,358

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp., 3.05%, 11/30/22 (Call 10/31/22)	$109	$113,879
CVS Health Corp.
2.75%, 12/01/22 (Call 09/01/22)	225	233,354
3.50%, 07/20/22 (Call 05/20/22)	290	301,693
3.70%, 03/09/23 (Call 02/09/23)	439	468,224
4.75%, 12/01/22 (Call 09/01/22)	5	5,338
Eli Lilly & Co., 2.35%, 05/15/22	120	123,205
GlaxoSmithKline Capital Inc., 2.80%, 03/18/23	273	287,076
GlaxoSmithKline Capital PLC, 2.85%, 05/08/22	350	361,487
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	70	72,559
2.85%, 03/15/23 (Call 12/15/22)	79	82,433
Merck & Co. Inc., 2.40%, 09/15/22 (Call 06/15/22)	132	135,825
Novartis Capital Corp., 2.40%, 09/21/22	376	389,303
Viatris Inc., 1.13%, 06/22/22(a)(c)	150	151,369
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	175	183,671
		5,647,942
Pipelines — 2.9%
Boardwalk Pipelines LP, 3.38%, 02/01/23 (Call 11/01/22)	46	47,835
Enbridge Inc., 2.90%, 07/15/22 (Call 06/15/22)	100	103,346
Energy Transfer Operating LP, 3.60%, 02/01/23 (Call 11/01/22)	175	182,927
Energy Transfer Partners LP/Regency Energy Finance Corp.,
5.00%, 10/01/22 (Call 07/01/22)	145	153,326
Enterprise Products Operating LLC, 3.35%, 03/15/23 (Call 12/15/22)	198	208,767
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	150	157,701
3.95%, 09/01/22 (Call 06/01/22)	265	277,357
MPLX LP
3.38%, 03/15/23 (Call 02/15/23)	75	79,198
3.50%, 12/01/22 (Call 11/01/22)	69	72,451
ONEOK Partners LP, 3.38%, 10/01/22 (Call 07/01/22)	135	140,085
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 01/31/23 (Call 10/31/22)	64	65,915
3.65%, 06/01/22 (Call 03/01/22)	100	102,903
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23 (Call 10/15/22)	115	119,817
TransCanada PipeLines Ltd., 2.50%, 08/01/22	165	170,143
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	194	200,930
3.70%, 01/15/23 (Call 10/15/22)	15	15,797
		2,098,498
Real Estate Investment Trusts — 2.0%
American Tower Corp., 3.50%, 01/31/23	228	241,395
Boston Properties LP, 3.85%, 02/01/23 (Call 11/01/22)	173	183,402
Crown Castle International Corp., 5.25%, 01/15/23	255	277,797
Digital Realty Trust LP, 2.75%, 02/01/23 (Call 02/04/21)	100	104,732
Kilroy Realty LP, 3.80%, 01/15/23 (Call 10/15/22)	40	41,882
Kimco Realty Corp., 3.40%, 11/01/22 (Call 09/01/22)	300	313,875
Simon Property Group LP, 2.75%, 02/01/23 (Call 11/01/22)	170	177,167
SL Green Operating Partnership LP, 3.25%, 10/15/22 (Call 09/15/22)	59	61,098
Welltower Inc., 3.75%, 03/15/23 (Call 12/15/22)	75	79,382
		1,480,730
Retail — 2.0%
AutoZone Inc., 3.70%, 04/15/22 (Call 01/15/22)	177	182,467
Costco Wholesale Corp., 2.30%, 05/18/22 (Call 04/18/22)	15	15,380
Home Depot Inc. (The), 2.63%, 06/01/22 (Call 05/01/22)(a)	186	191,489
Kohl’s Corp., 3.25%, 02/01/23 (Call 11/01/22)	55	56,729

Security	Par (000)	Value

Retail (continued)
Lowe’s Companies Inc., 3.12%, 04/15/22 (Call 01/15/22)	$218	$223,766
Starbucks Corp.
1.30%, 05/07/22	215	217,597
2.70%, 06/15/22 (Call 04/15/22)	15	15,424
3.10%, 03/01/23 (Call 02/01/23)	150	158,055
Walgreen Co., 3.10%, 09/15/22	194	202,094
Walmart Inc., 2.35%, 12/15/22 (Call 11/15/22)(a)	232	240,686
		1,503,687
Savings & Loans — 0.1%
People’s United Financial Inc., 3.65%, 12/06/22 (Call 09/06/22)	90	94,226

Semiconductors — 1.3%
Intel Corp., 2.70%, 12/15/22	355	370,869
Maxim Integrated Products Inc., 3.38%, 03/15/23 (Call 12/15/22)	75	78,874
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	120	125,095
3.00%, 05/20/22	275	284,757
Texas Instruments Inc., 1.85%, 05/15/22 (Call 04/15/22)	96	97,845
		957,440
Software — 2.1%
Adobe Inc., 1.70%, 02/01/23	108	111,057
Fiserv Inc., 3.50%, 10/01/22 (Call 07/01/22)	145	151,367
Microsoft Corp.
2.13%, 11/15/22	50	51,682
2.65%, 11/03/22 (Call 09/03/22)(a)	70	72,742
Oracle Corp.
2.50%, 05/15/22 (Call 03/15/22)	453	464,171
2.50%, 10/15/22	434	450,297
2.63%, 02/15/23 (Call 01/15/23)	8	8,358
VMware Inc., 2.95%, 08/21/22 (Call 07/21/22)	215	222,751
		1,532,425
Telecommunications — 2.0%
America Movil SAB de CV, 3.13%, 07/16/22	225	233,557
AT&T Inc.
2.63%, 12/01/22 (Call 09/01/22)	141	146,001
3.00%, 06/30/22 (Call 04/30/22)(a)	335	346,122
Cisco Systems Inc.
2.60%, 02/28/23	90	94,282
3.00%, 06/15/22	10	10,377
Corning Inc., 2.90%, 05/15/22 (Call 03/15/22)	60	61,601
Motorola Solutions Inc., 3.50%, 03/01/23	15	15,834
Rogers Communications Inc., 3.00%, 03/15/23 (Call 12/15/22)	125	130,931
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	125	130,064
Verizon Communications Inc., 2.45%, 11/01/22 (Call 08/01/22)	219	225,910
Vodafone Group PLC
2.50%, 09/26/22	9	9,304
2.95%, 02/19/23	62	65,166
		1,469,149
Textiles — 0.1%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)(a)	85	89,695

Transportation — 1.7%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	125	131,188
3.05%, 09/01/22 (Call 06/01/22)	125	129,475
FedEx Corp., 2.63%, 08/01/22	146	150,885
Norfolk Southern Corp.
2.90%, 02/15/23 (Call 11/15/22)	158	165,071
3.00%, 04/01/22 (Call 01/01/22)	130	133,186

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Ryder System Inc., 3.40%, 03/01/23 (Call 02/01/23)	$58	$61,313
Union Pacific Corp.
2.95%, 01/15/23 (Call 10/15/22)	95	99,081
4.16%, 07/15/22 (Call 04/15/22)	102	106,665
United Parcel Service Inc., 2.45%, 10/01/22	271	280,699
		1,257,563

Total Corporate Bonds & Notes — 94.4%
(Cost: $67,448,047)		69,470,787

Investment Companies

Exchange Traded Funds — 4.4%
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF(d)	129	3,222,420

Total Investment Companies — 4.4%
(Cost $2,974,253)		3,222,420

Short-Term Investments

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(d)(e)(f)	2,404	2,404,957

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,094	$1,094,000
		3,498,957
Total Short-Term Investments — 4.7%
(Cost: $3,497,271)		3,498,957

Total Investments in Securities — 103.5%
(Cost: $73,919,571)		76,192,164

Other Assets, Less Liabilities — (3.5)%		(2,610,350)

Net Assets — 100.0%		$73,581,814

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,692,164	$712,945	(a)	$—		$139	$(291)	$2,404,957	2,404	$910	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,454,000	—		(360,000	)(a)	—	—	1,094,000	1,094	222		—
iShares iBonds Mar 2023 Term Corporate ex-Financials ETF	3,235,320	—		—		—	(12,900)	3,222,420	129	18,128		—
						$139	$(13,191)	$6,721,377		$19,260		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Mar 2023 Term Corporate ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$69,470,787	$—	$69,470,787
Investment Companies	3,222,420	—	—	3,222,420
Money Market Funds	3,498,957	—	—	3,498,957
	$6,721,377	$69,470,787	$—	$76,192,164